Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 8, 2011
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Central Index Key	dei_EntityCentralIndexKey	0000355437
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 8, 2011
Prospectus Date	rr_ProspectusDate	Nov 8, 2011

Selectively Hedged Global Equity Portfolio
Selectively Hedged Global Equity Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Selectively Hedged Global Equity Portfolio (the "Portfolio") is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Selectively Hedged Global Equity Portfolio Institutional Class
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selectively Hedged Global Equity Portfolio Institutional Class
Management Fee		0.30%
Other Expenses	[1]	0.16%
Acquired Fund Fees and Expenses	[2]	0.31%
Total Annual Fund Operating Expenses		0.77%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[3]	0.37%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.40%
[1]	The Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Example

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selectively Hedged Global Equity Portfolio Institutional Class	41	209

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Portfolio is a "fund of funds," which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities and derivatives. The Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 2 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). From time to time, the Advisor also may add or remove Underlying Funds in the Portfolio without notice to shareholders. The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities along with other factors when allocating Portfolio investments among the Underlying Funds or securities. The Portfolio may have exposure to companies in all the market capitalization ranges.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities or investments that provide exposure to equity securities. In addition to, or in place of, investments in the Underlying Funds, the Portfolio is permitted to invest directly in the same types of equity securities of U.S. and non-U.S. companies that are eligible investments for the Underlying Funds.

The Portfolio invests directly or indirectly though its investment in the Underlying Funds in securities that may be denominated in foreign currencies. The Portfolio may hedge some or all of the currency exposure of the foreign securities by entering into foreign forward currency contracts, futures or other derivatives. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio's existing exposure to a given foreign currency. The Portfolio and each Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for equity securities and indicies, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Portfolio and each Underlying Fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. The Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk but the Portfolio may directly hedge the foreign currency risk it is exposed to through its investment in the Underlying Funds or its direct investment in foreign securities. The Portfolio also may leave some or all of its foreign currency exposure unhedged.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are instruments, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio or Underlying Funds use derivatives, the Portfolio will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or an Underlying Fund could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Nov 8, 2011
Selectively Hedged Global Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	209
Selectively Hedged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Selectively Hedged Global Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Selectively Hedged Global Equity Portfolio (the "Portfolio") is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Represents the amount of fees and expenses anticipated to be incurred by the Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Portfolio is a "fund of funds," which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities and derivatives. The Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 2 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). From time to time, the Advisor also may add or remove Underlying Funds in the Portfolio without notice to shareholders. The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities along with other factors when allocating Portfolio investments among the Underlying Funds or securities. The Portfolio may have exposure to companies in all the market capitalization ranges.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities or investments that provide exposure to equity securities. In addition to, or in place of, investments in the Underlying Funds, the Portfolio is permitted to invest directly in the same types of equity securities of U.S. and non-U.S. companies that are eligible investments for the Underlying Funds.

The Portfolio invests directly or indirectly though its investment in the Underlying Funds in securities that may be denominated in foreign currencies. The Portfolio may hedge some or all of the currency exposure of the foreign securities by entering into foreign forward currency contracts, futures or other derivatives. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio's existing exposure to a given foreign currency. The Portfolio and each Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for equity securities and indicies, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Portfolio and each Underlying Fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. The Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund of Funds Risk: The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk but the Portfolio may directly hedge the foreign currency risk it is exposed to through its investment in the Underlying Funds or its direct investment in foreign securities. The Portfolio also may leave some or all of its foreign currency exposure unhedged.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives: Derivatives are instruments, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio or Underlying Funds use derivatives, the Portfolio will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or an Underlying Fund could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Portfolio because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com

[1]	The Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 8, 2011